As filed with the Securities and Exchange Commission on December 15, 2021

Securities Act File No. 333-257555

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311-4992

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Elliot J. Gluck, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Shares of beneficial interest, without par value.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A — Combined Prospectus/Information Statement and Part B — Statement of Additional Information, each in the form filed on August 10, 2021 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-257555), are incorporated herein by reference.

This Amendment is being filed in order to add Exhibits (f)(36), (f)(93), (l) and (p) to this Registration Statement.

PART C

Item 15. Indemnification.

Section 9.5 of SunAmerica Series Trust (the “Registrant”) Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a director, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(a)	(1)	Amended and Restated Declaration of Trust dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A (File No.811-7238) filed on February 1, 2017.

(2)

Amended and Restated Establishment and Designation of Series dated May 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 16, 2017.

(3)

Amended and Restated Establishment and Designation of Series dated August 9, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(4)

Amended and Restated Establishment and Designation of Series dated December 19, 2017. Incorporated herein by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 1, 2018.

(5)

Amended and Restated Designation of Series of Shares dated April 4, 2018. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(6)

Amended and Restated Establishment and Designation of Series dated December 12, 2018. Incorporated herein by reference to Post-Effective Amendment No.109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on December 17, 2018.

(7)

Amended and Restated Establishment and Designation of Series dated June 12, 2019. Incorporated herein by reference to Post-Effective Amendment No.114 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on July 24, 2019.

(8)

Amended and Restated Establishment and Designation of Series dated April 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on July 24, 2020.

(9)

Amended and Restated Establishment and Designation of Series dated October 12, 2020. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(10)

Amended and Restated Establishment and Designation of Series dated April 27, 2021. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(11)

Amended and Restated Establishment and Designation of Series dated May 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on May 27, 2021.

(b)

Amended and Restated By-Laws dated June 23, 2021. Incorporated herein by reference to Post-Effective Amendment No.  127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 10, 2021.

(c)		None

(d)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Information Statement incorporated herein by reference to this Registration Statement).

(e)		None

(f)	(1)

Investment Advisory and Management Agreement between SunAmerica Series Trust and SunAmerica Asset Management, LLC (“SunAmerica”) dated as of January 1, 1999, as amended. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 10, 2021.

(2)

Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P. dated November 13, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 29, 2020.

(3)

Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(4)

Amendment No.  1 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC dated February 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(5)

Amendment No.  2 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 13, 2020.

(6)

Subadvisory Agreement between SunAmerica and Brandywine Global Investment Management, LLC dated September 8, 2015. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(7)

Subadvisory Agreement between SunAmerica and Dimensional Fund Advisors LP dated May 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(8)

Subadvisory Agreement between SunAmerica and Federated Investment Counseling dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(9)

Amendment to Subadvisory Agreement between SunAmerica and Federated Investment Counseling dated May 1, 2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(10)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated February 19, 2007. Incorporated herein by reference to Post-Effective Amendment No.  43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(11)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and Federated Investment Management Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(12)

Subadvisory Agreement between SunAmerica and FIAM LLC (formerly, Pyramis Global Investors, LLC) dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(13)

Form of Amendment No.  1 to the Subadvisory Agreement between SunAmerica and FIAM LLC dated May 1, 2019. Incorporated herein by reference to Post-Effective Amendment No.  112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(14)

Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc. dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 7, 2019.

(15)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc., dated July 12, 2021. Incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on July 12, 2021.

(16)

Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC, dated August 28, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(17)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(18)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(19)

Assignment and Assumption Agreement between Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC dated November 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 7, 2019.

(20)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(21)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No.  44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 13, 2008.

(22)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No.  45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(23)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated March 23, 2017. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(24)

Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(25)

Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(26)

Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(27)

Amendment No.  1 to the Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 24, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 29, 2020.

(28)

Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(29)

Amendment to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(30)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 16, 2007.

(31)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(32)

Amendment No.  4 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 15, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 21, 2011.

(33)

Amendment No.  5 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(34)

Amendment No.  6 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(35)

Amendment No.  7 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated April 30, 2021. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(36)	Amendment No. 8 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated November 8, 2021, is filed herewith.

(37)

Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(38)	Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to the Registrant’s Form N-14 filed on August 21, 2003.

(39)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 13, 2008.

(40)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(41)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 17, 2009.

(42)

Amendment No.  4 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(43)

Amendment No.  5 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(44)

Amendment No.  6 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 24, 2015.

(45)

Amendment No.  7 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated March 27, 2019. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(46)

Amendment No.  8 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(47)

Subadvisory Agreement, as amended, between SunAmerica and Morgan Stanley Dean Witter Investment Management dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 15, 2004.

(48)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 14, 2005.

(49)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(50)

Amendment No.  3 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(51)

Amendment No.  4 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(52)

Amendment No.  5 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(53)

Amendment No.  6 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(54)

Subadvisory Agreement between SunAmerica and Pacific Investment Management Company LLC (“PIMCO”) dated May 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 18, 2008.

(55)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and PIMCO dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No.  75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(56)

Amendment No.  2 to Subadvisory Agreement between SunAmerica and PIMCO dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(57)

Portfolio Implementation Agreement between PIMCO and Parametric Portfolio Associates LLC dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(58)

Sub-subadvisory Agreement between PIMCO and Research Affiliates, LLC dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No.  122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(59)

Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2010.

(60)

Amendment No.  1 to the Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(61)

Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC dated December 6, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 25, 2014.

(62)

Subadvisory Agreement between SunAmerica and QS Investors, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(63)

Sub-subadvisory agreement between QS Investors, LLC and Brandywine Global Investment Management, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(64)

Sub-subadvisory agreement between QS Investors, LLC and ClearBridge Investments, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(65)

Sub-subadvisory agreement between QS Investors, LLC and Western Asset Management Company dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No.  123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(66)

Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(67)

Amendment No.1 to the Subadvisory Agreement between SunAmerica and Schroder Investment Management North America, Inc. dated November 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 29, 2020.

(68)

Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated January  13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No.  811-7238) filed on April 22, 2016.

(69)

Amendment to Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated April  1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No.  811-7238) filed on April 23, 2018.

(70)

Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(71)

Amendment No.  1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 23, 2018.

(72)

Form of Subadvisory Agreement between SunAmerica and Wellington Management Company LLP. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 10, 2021.

(73)

Master-Feeder Addendum to Investment Advisory and Management Agreement, as amended, dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(74)

Advisory Fee Waiver Agreement, as amended dated October 15, 2012-Feeders. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2013.

(75)

Amendment to the Advisory Fee Waiver Agreement dated December 17, 2018-Feeders. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on December 17, 2018.

(76)

Amended and Restated Advisory Fee Waiver Agreement for the Emerging Markets Portfolio dated January 31, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(77)

Third Amended and Restated Advisory Fee Waiver Agreement for the SA Large Cap Index Portfolio dated October 4, 2019. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(78)

Advisory Fee Waiver Agreement for the SA JPMorgan MFS Core Bond Portfolio dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on February 17, 2015.

(79)

Fee Waiver Agreement for the SA Franklin BW U.S. Large Cap Value Portfolio (formerly, the SA Legg Mason BW Large Cap Value Portfolio) dated September 8, 2015. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 22, 2016.

(80)

Fee Waiver Agreement for the SunAmerica Dynamic Allocation Portfolio dated June 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 26, 2017.

(81)

Fee Waiver Agreement for the SunAmerica Dynamic Strategy Portfolio dated June 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 26, 2017.

(82)

Fee Waiver Agreement for the SA Janus Focused Growth Portfolio dated June 30, 2016. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 26, 2017.

(83)

Advisory Fee Waiver Agreement for the SA BlackRock VCP Global Multi Asset Portfolio dated February 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(84)

Advisory Fee Waiver Agreement for the SA VCP Dynamic Allocation Portfolio dated December 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(85)

Advisory Fee Waiver Agreement for the SA Franklin Small Cap Value Portfolio dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2019.

(86)

Advisory Fee Waiver Agreement for the SA BlackRock Multi-Factor 70/30 Portfolio dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on October 13, 2020.

(87)

Advisory Fee Wavier Agreement for the SA PIMCO RAE International Value Portfolio dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on January 25, 2021.

(88)

Advisory Fee Waiver Agreement for the SA AB Small & Mid Cap Value Portfolio dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

(89)

Advisory Fee Waiver Agreement for the SA Invesco Main Street Large Cap Portfolio dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

	(90)

Advisory Fee Waiver Agreement for the SA JPMorgan Diversified Balanced Portfolio dated May 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

	(91)

Advisory Fee Waiver Agreement for the SA MFS Massachusetts Investors Trust Portfolio dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

	(92)

Advisory Fee Waiver Agreement for the SA Morgan Stanley International Equities Portfolio dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 30, 2021.

	(93)	Advisory Fee Waiver Agreement for the SA JPMorgan Mid-Cap Growth Portfolio, dated November 8, 2021, is filed herewith.

(g)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to the Registrant’s Form N-14 filed August 21, 2003.

(h)		None

(i)	(1)

Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

	(2)

Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on April 13, 2006.

(j)	(1)

Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 10, 2021.

	(2)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 10, 2021.

	(3)

Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 10, 2021.

	(4)

Amended and Restated Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 1, 2002.

(k)	(1)

Opinion and Consent of Morgan Lewis & Bockius LLP, special counsel for the Registrant, for SA Wellington Capital Appreciation Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

	(2)

Opinion and Consent of Morgan Lewis & Bockius LLP, special counsel for the Registrant, for SA JPMorgan Diversified Balanced Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

	(3)

Opinion and Consent of Morgan Lewis & Bockius LLP, special counsel for the Registrant, for SA Wellington Government and Quality Bond Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

	(4)

Opinion and Consent of Morgan Lewis & Bockius LLP, special counsel for the Registrant, for SA Wellington Strategic Multi-Asset Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

	(5)

Opinion and Consent of Morgan Lewis & Bockius LLP, special counsel for the Registrant, for SA JPMorgan Mid-Cap Growth Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

(l)		Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant, is filed herewith.

(m)	(1)

Form of Trust Indemnification Agreement. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-7238) filed on August 10, 2021.

(n)

Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

(o)		None.

(p)		Power of Attorney is filed herewith.

(q)	(1)	Form of Proxy Card. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

	(2)	Form of Voting Instruction Card. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on June 30, 2021.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City and the State of New Jersey, on December 15, 2021.

SUNAMERICA SERIES TRUST

By:	/s/ John T. Genoy
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy	President (Principal Executive Officer)	December 15, 2021

/s/ Gregory R. Kingston
Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	December 15, 2021

* Bruce G. Willison	Trustee and Chairman	December 15, 2021

* Garrett F. Bouton	Trustee	December 15, 2021

* Carl D. Covitz	Trustee	December 15, 2021

* Tracey C. Doi	Trustee	December 15, 2021

* John T. Genoy	Trustee	December 15, 2021

* Jane Jelenko	Trustee	December 15, 2021

* Gilbert T. Ray	Trustee	December 15, 2021

* Charles H. Self	Trustee	December 15, 2021

* Allan L. Sher	Trustee	December 15, 2021

*By:	/s/ Jennifer M. Rogers
Jennifer M. Rogers
Attorney-in-Fact

* Pursuant to a Power of Attorney filed herewith.

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

(f)(36)	Amendment No. 8 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated November 8, 2021

(f)(93)	Advisory Fee Waiver Agreement for the SA JPMorgan Mid-Cap Growth Portfolio, dated November 8, 2021

(l)	Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant

(p)	Power of Attorney